Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Entity Listings [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Entity Registrant Name	AerCap Holdings N.V.
Entity Incorporation, State or Country Code	P7
Entity File Number	001-33159
Entity Address, Address Line One	AerCap House
Entity Address, Address Line Two	65 St. Stephen’s Green
Entity Address, City or Town	Dublin
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 YX20
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	245,395,448
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q3
Entity Central Index Key	0001378789
Document Annual Report	true
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	true
Auditor Name	KPMG
Auditor Location	Dublin, Ireland
Auditor Firm ID	1116
Business Contact [Member]
Entity Listings [Line Items]
Entity Address, Address Line One	AerCap House
Entity Address, Address Line Two	65 St. Stephen’s Green
Entity Address, City or Town	Dublin
Entity Address, Country	IE
Entity Address, Postal Zip Code	D02 YX20
Country Region	353
City Area Code	1
Local Phone Number	819 2010
Contact Personnel Name	Vincent Drouillard
Contact Personnel Fax Number	672 0270
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares
Trading Symbol	AER
Security Exchange Name	NYSE
5.875% Fixed-Rate Reset Junior Subordinated Notes due 2079 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	5.875% Fixed-Rate Reset Junior Subordinated Notes due 2079
Trading Symbol	AER79
Security Exchange Name	NYSE